Summary of Unrealized Gains (Losses) for securities at FVOCI (Details) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	$ 69,161	$ 79,066
Securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	67,450	76,765
Gross unrealized gains	791	866
Gross unrealized (losses)	(667)	(167)
Financial assets at fair value through other comprehensive income	67,574	77,464
Securities [member] | Government and government-related securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	47,973	57,397
Gross unrealized gains	162	415
Gross unrealized (losses)	(419)	(32)
Financial assets at fair value through other comprehensive income	47,716	57,780
Securities [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	14,835	12,428
Gross unrealized gains	43	98
Gross unrealized (losses)	(102)	(7)
Financial assets at fair value through other comprehensive income	14,776	12,519
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	19,996	17,935
Gross unrealized gains	97	218
Gross unrealized (losses)	(120)	(10)
Financial assets at fair value through other comprehensive income	19,973	18,143
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	9,997	19,232
Gross unrealized gains	20	83
Gross unrealized (losses)	(174)	(15)
Financial assets at fair value through other comprehensive income	9,843	19,300
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	2,981	6,551
Gross unrealized gains	2	13
Gross unrealized (losses)	(23)
Financial assets at fair value through other comprehensive income	2,960	6,564
Securities [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	164	1,251
Gross unrealized gains		3
Financial assets at fair value through other comprehensive income	164	1,254
Securities [member] | Other debt securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	14,465	15,011
Gross unrealized gains	23	98
Gross unrealized (losses)	(142)	(24)
Financial assets at fair value through other comprehensive income	14,346	15,085
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	6,221	6,957
Gross unrealized gains	2	30
Gross unrealized (losses)	(32)	(6)
Financial assets at fair value through other comprehensive income	6,191	6,981
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	8,244	8,054
Gross unrealized gains	21	68
Gross unrealized (losses)	(110)	(18)
Financial assets at fair value through other comprehensive income	8,155	8,104
Securities [member] | Debt securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	62,438	72,408
Gross unrealized gains	185	513
Gross unrealized (losses)	(561)	(56)
Financial assets at fair value through other comprehensive income	62,062	72,865
Securities [member] | Equity securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	5,012	4,357
Gross unrealized gains	606	353
Gross unrealized (losses)	(106)	(111)
Financial assets at fair value through other comprehensive income	5,512	4,599
Securities [member] | Equity securities [member] | Common shares [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	3,913	3,887
Gross unrealized gains	575	310
Gross unrealized (losses)	(53)	(80)
Financial assets at fair value through other comprehensive income	4,435	4,117
Securities [member] | Equity securities [member] | Preference shares [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	1,099	470
Gross unrealized gains	31	43
Gross unrealized (losses)	(53)	(31)
Financial assets at fair value through other comprehensive income	$ 1,077	$ 482